Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Treasury Stock, Common, Shares	4,105,948	0
Common Class B [Member]
Common stock par or stated value per share	$ 0.0001	$ 0.0001
Common stock shares authorized	22,500,000	22,500,000
Common stock shares issued	18,500,000	18,500,000
Common stock shares outstanding	18,500,000	18,500,000
Common Stock Other Than B Shares [Member]
Common stock par or stated value per share	$ 0.01	$ 0.01
Common Stock, Shares Authorized, Unlimited [Fixed List]	Unlimited	Unlimited
Common stock shares issued	212,726,102	201,853,695
Common stock shares outstanding	208,620,154	201,853,695